FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Liabilities arising from insurance and participating investment contracts	£ 111,449	£ 98,874
Not later than one month [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Liabilities arising from insurance and participating investment contracts	1,340	1,667
Later than one month and not later than three months [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Liabilities arising from insurance and participating investment contracts	1,240	1,624
Later than three months and not later than one year [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Liabilities arising from insurance and participating investment contracts	5,378	5,925
Later than one year and not later than five years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Liabilities arising from insurance and participating investment contracts	25,349	25,414
Later than five years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Liabilities arising from insurance and participating investment contracts	£ 78,142	£ 64,244